Fair value measurement (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	339,730	—	339,730
Wealth management products (i)	—	20,784	—	20,784
Marketable debt securities (i)	—	8,591	—	8,591
Restricted cash and escrow receivables	38,299	—	—	38,299
Listed equity securities (ii)	67,181	—	—	67,181
Convertible and exchangeable bonds (ii)	—	147	3,197	3,344
Option agreements (iii)	—	90	165	255
Others (vi)	—	2,255	5,593	7,848
	105,480	371,597	8,955	486,032
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	713	713
Others (iv)	—	24	801	825
	—	24	1,514	1,538

12.
Fair value measurement (Continued)

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
	(in millions)
Assets
Time deposits and certificate of deposits (i)	—	357,569	—	357,569
Wealth management products (i)	—	83,144	—	83,144
Marketable debt securities (i)	—	16,129	—	16,129
Restricted cash and escrow receivables	43,781	—	—	43,781
Listed equity securities (ii)(v)	67,712	9,918	—	77,630
Convertible and exchangeable bonds (ii)	—	145	818	963
Option agreements (iii)	—	87	814	901
Deferred consideration (iii)	—	—	3,039	3,039
Others (vi)	—	1,329	6,047	7,376
	111,493	468,321	10,718	590,532
Liabilities
Contingent consideration in relation to investments and acquisitions (iv)	—	—	484	484
Others (iv)	—	389	924	1,313
	—	389	1,408	1,797

(i)
Included in short-term investments and equity securities and other investments on the consolidated balance sheets.
(ii)
Included in equity securities and other investments on the consolidated balance sheets.
(iii)
Included in prepayments, receivables and other assets on the consolidated balance sheets.
(iv)
Included in accrued expenses, accounts payable and other liabilities on the consolidated balance sheets.
(v)
As of March 31, 2025, listed equity securities with fair value of RMB11,921 million were subject to contractual sale restrictions.
(vi)
Others primarily represent other investments with underlying assets measured at fair value.

Schedule of rolling forward of convertible bonds categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in millions)
Balance as of March 31, 2023	6,392
Additions	730
Net decrease in fair value	(1,243)
Disposal	(2,645)
Conversion	(107)
Foreign currency translation adjustments	70
Balance as of March 31, 2024	3,197
Additions	311
Net increase in fair value	63
Disposal	(1,767)
Conversion	(985)
Foreign currency translation adjustments	(1)
Balance as of March 31, 2025	818

Schedule of rolling forward of deferred consideration categorized within Level 3 under the fair value hierarchy

Amounts
RMB
(in millions)
Balance as of March 31, 2024	—
Additions	3,022
Net increase in fair value	14
Foreign currency translation adjustments	3
Balance as of March 31, 2025	3,039